Property and equipment net (Details narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property and equipment net
Depreciation expense	$ 14,382	$ 11,122	$ 26,870